Note 6 - Goodwill (Details) - Goodwill Activity ¥ in Thousands	12 Months Ended
Dec. 31, 2014 CNY (¥)
RMB
Balance	¥ 133,474
Agency [Member]
RMB
Balance	78,553
Addition for acquisitions in 2014	54,921
Balance	¥ 133,474